Inventory	12 Months Ended
Dec. 31, 2011
Inventory

9. Inventory

Inventory consisted of the following:

	December 31,
	2010	2011
Raw materials and work in progress	$4,327,077	$7,052,333
Finished goods and merchandise goods	18,343,964	25,836,312

	$22,671,041	$32,888,645

As of December 31, 2010 and 2011, a portion of finished goods and merchandise goods and certain raw materials and work in process inventory were in excess of the Group’s current requirements based on the recent level of sales. The Group recorded inventory write-downs of $13,016,799 and $6,706,376 as of December 31, 2010 and 2011 primarily for obsolete and slow-moving finished goods and merchandise inventory.